Income tax expense (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Income before taxation	¥ 58,616	¥ 26,188	¥ 44,376
Income Taxes [member]
Statement [Line Items]
Income before taxation	58,616	26,188	44,376
Computed expected income tax expense	14,654	6,547	11,094
Tax effect of non-deductible expenses	6,260	17,173	592
Tax effect of tax-exempt entities	716	1,884	3,864
Tax effect of non-taxable income	(21,630)	(7,571)
Income tax expense	¥ 0	¥ 18,033	¥ 15,550